Schedule of Investments (unaudited)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.(a)	2,122	$ 132,413
AeroVironment, Inc.(a)	1,664	209,731
Kaman Corp.	1,777	42,559
Mercury Systems, Inc.(a)	3,302	120,754
National Presto Industries, Inc.	330	26,492
Triumph Group, Inc.(a)	4,877	80,861
		612,810
Air Freight & Logistics — 0.4%
Forward Air Corp.	1,627	102,289
Hub Group, Inc., Class A(a)	1,974	181,490
		283,779
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	7,443	65,573
Dana, Inc.	8,132	118,809
Dorman Products, Inc.(a)	1,793	149,554
Gentherm, Inc.(a)	2,077	108,752
LCI Industries	1,603	201,513
Patrick Industries, Inc.	1,317	132,161
Standard Motor Products, Inc.	1,193	47,493
XPEL, Inc.(a)	1,340	72,159
		896,014
Automobiles — 0.2%
Winnebago Industries, Inc.	1,892	137,889
Banks — 9.7%
Ameris Bancorp	3,964	210,290
Atlantic Union Bankshares Corp.	4,321	157,889
Axos Financial, Inc.(a)	3,139	171,389
Banc of California, Inc.	8,235	110,596
BancFirst Corp.	919	89,446
Bancorp, Inc. (The)(a)(b)	3,278	126,400
Bank of Hawaii Corp.	2,226	161,296
BankUnited, Inc.	4,228	137,114
Banner Corp.	1,975	105,781
Berkshire Hills Bancorp, Inc.	2,338	58,053
Brookline Bancorp, Inc.	5,427	59,209
Capitol Federal Financial, Inc.	7,726	49,833
Cathay General Bancorp	24	1,070
Central Pacific Financial Corp.	540	10,627
City Holding Co.	842	92,839
Community Bank System, Inc.	3,018	157,268
Customers Bancorp, Inc.(a)	1,728	99,567
CVB Financial Corp.	7,916	159,824
Dime Community Bancshares, Inc.	2,134	57,469
Eagle Bancorp, Inc.	1,828	55,096
FB Financial Corp.	2,228	88,786
First BanCorp/Puerto Rico	9,975	164,089
First Bancorp/Southern Pines NC	2,510	92,895
First Commonwealth Financial Corp.	6,064	93,628
First Financial Bancorp	5,688	135,090
First Hawaiian, Inc.	8,075	184,594
Fulton Financial Corp.	9,271	152,601
Hanmi Financial Corp.	1,634	31,700
Heritage Financial Corp.	2,132	45,603
Hilltop Holdings, Inc.	2,931	103,200
Hope Bancorp, Inc.	7,107	85,853
Independent Bank Corp.	2,468	162,419
Independent Bank Group, Inc.	2,260	114,989
Lakeland Financial Corp.	1,553	101,193
National Bank Holdings Corp., Class A	2,296	85,388
Security	Shares	Value
Banks (continued)
NBT Bancorp, Inc.	2,717	$ 113,869
Northfield Bancorp, Inc.	2,418	30,418
Northwest Bancshares, Inc.	7,160	89,357
OFG Bancorp	2,874	107,718
Pacific Premier Bancorp, Inc.	5,535	161,124
Park National Corp.	908	120,637
Pathward Financial, Inc.	1,553	82,200
Preferred Bank	561	40,981
Provident Financial Services, Inc.	4,345	78,340
Renasant Corp.	3,229	108,753
S&T Bancorp, Inc.	2,264	75,663
Seacoast Banking Corp. of Florida	4,900	139,454
ServisFirst Bancshares, Inc.	3,100	206,553
Simmons First National Corp., Class A	7,008	139,039
Southside Bancshares, Inc.	1,752	54,873
Stellar Bancorp, Inc.	2,951	82,156
Tompkins Financial Corp.	763	45,955
Triumph Financial, Inc.(a)	1,364	109,365
TrustCo Bank Corp.	1,176	36,515
Trustmark Corp.	3,466	96,632
United Community Banks, Inc.	6,837	200,051
Veritex Holdings, Inc.	3,092	71,951
WaFd, Inc.	3,607	118,887
Westamerica BanCorp	1,632	92,061
WSFS Financial Corp.	3,473	159,515
		6,275,151
Beverages — 0.3%
MGP Ingredients, Inc.	991	97,633
National Beverage Corp.(a)	1,483	73,735
		171,368
Biotechnology — 2.0%
Arcus Biosciences, Inc.(a)	3,427	65,456
Catalyst Pharmaceuticals, Inc.(a)	6,348	106,710
Cytokinetics, Inc.(a)	6,206	518,139
Dynavax Technologies Corp.(a)	8,184	114,412
Ironwood Pharmaceuticals, Inc., Class A(a)	8,707	99,608
Myriad Genetics, Inc.(a)	5,616	107,490
REGENXBIO, Inc.(a)	2,548	45,737
Vericel Corp.(a)	3,023	107,649
Vir Biotechnology, Inc.(a)	5,483	55,159
Xencor, Inc.(a)	3,863	82,011
		1,302,371
Broadline Retail — 0.3%
Kohl’s Corp.	7,005	200,903
Building Products — 2.0%
AAON, Inc.	4,268	315,277
American Woodmark Corp.(a)	1,041	96,657
Apogee Enterprises, Inc.	1,402	74,881
AZZ, Inc.	1,590	92,363
Gibraltar Industries, Inc.(a)	1,926	152,116
Griffon Corp.	2,592	157,982
Insteel Industries, Inc.	1,225	46,905
PGT Innovations, Inc.(a)	3,611	146,968
Quanex Building Products Corp.	2,077	63,494
Resideo Technologies, Inc.(a)	9,239	173,878
		1,320,521
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,182	184,761
B Riley Financial, Inc.(b)	1,040	21,830
Brightsphere Investment Group, Inc.	2,039	39,067

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(a)	1,568	$ 97,796
Moelis & Co., Class A	2,681	150,485
Piper Sandler Cos.	952	166,476
StoneX Group, Inc.(a)	1,698	125,363
Virtus Investment Partners, Inc.	427	103,232
WisdomTree, Inc.	6,952	48,177
		937,187
Chemicals — 2.6%
AdvanSix, Inc.	1,718	51,471
Balchem Corp.	2,041	303,599
Hawkins, Inc.	1,200	84,504
HB Fuller Co.	3,419	278,341
Ingevity Corp.(a)	2,136	100,862
Innospec, Inc.	1,574	193,980
Koppers Holdings, Inc.	1,324	67,815
Minerals Technologies, Inc.	2,059	146,827
Quaker Chemical Corp.	877	187,169
Sensient Technologies Corp.	2,674	176,484
Stepan Co.	1,345	127,170
		1,718,222
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	4,147	185,910
Brady Corp., Class A, NVS	2,837	166,503
Deluxe Corp.	2,781	59,652
Enviri Corp.(a)	4,879	43,911
GEO Group, Inc. (The)(a)	7,741	83,835
Healthcare Services Group, Inc.(a)	4,712	48,863
HNI Corp.	2,949	123,357
Interface, Inc., Class A	3,659	46,176
Liquidity Services, Inc.(a)	1,410	24,266
Matthews International Corp., Class A	1,935	70,918
MillerKnoll, Inc.	4,651	124,089
OPENLANE, Inc.(a)	6,844	101,360
Pitney Bowes, Inc.	4,704	20,698
UniFirst Corp.	956	174,862
Viad Corp.(a)	1,335	48,327
		1,322,727
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.	4,460	32,736
Digi International, Inc.(a)	2,289	59,514
Extreme Networks, Inc.(a)	8,202	144,683
Harmonic, Inc.(a)	7,114	92,767
NetScout Systems, Inc.(a)	4,499	98,753
Viasat, Inc.(a)(b)	4,727	132,120
Viavi Solutions, Inc.(a)	14,074	141,725
		702,298
Construction & Engineering — 1.2%
Arcosa, Inc.	3,085	254,944
Dycom Industries, Inc.(a)	1,856	213,607
Granite Construction, Inc.	2,780	141,391
MYR Group, Inc.(a)	1,058	153,019
		762,961
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,688	55,603
Encore Capital Group, Inc.(a)(b)	1,495	75,871
Enova International, Inc.(a)	1,824	100,977
Green Dot Corp., Class A(a)	875	8,662
Navient Corp.	5,364	99,878
PRA Group, Inc.(a)	2,495	65,369
Security	Shares	Value
Consumer Finance (continued)
PROG Holdings, Inc.(a)	2,837	$ 87,692
World Acceptance Corp.(a)	214	27,933
		521,985
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	2,009	115,598
Chefs’ Warehouse, Inc. (The)(a)	2,244	66,041
PriceSmart, Inc.	1,585	120,111
SpartanNash Co.	2,208	50,674
United Natural Foods, Inc.(a)	3,741	60,716
		413,140
Containers & Packaging — 0.3%
Myers Industries, Inc.	2,351	45,962
O-I Glass, Inc.(a)	9,813	160,737
		206,699
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)	2,521	148,613
Frontdoor, Inc.(a)	5,038	177,438
Perdoceo Education Corp.	4,172	73,260
Strategic Education, Inc.	1,391	128,487
Stride, Inc.(a)	2,516	149,375
		677,173
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	4,601	87,511
American Assets Trust, Inc.	3,059	68,858
Armada Hoffler Properties, Inc.	4,295	53,129
Essential Properties Realty Trust, Inc.	9,873	252,354
Global Net Lease, Inc.	12,392	123,301
		585,153
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	660	25,720
Cogent Communications Holdings, Inc.	2,738	208,252
Consolidated Communications Holdings, Inc.(a)	4,694	20,419
Lumen Technologies, Inc.(a)	63,870	116,882
Shenandoah Telecommunications Co.	3,195	69,076
		440,349
Electrical Equipment — 0.6%
Encore Wire Corp.	998	213,173
Powell Industries, Inc.	583	51,537
SunPower Corp.(a)	5,405	26,106
Vicor Corp.(a)	1,435	64,489
		355,305
Electronic Equipment, Instruments & Components — 4.4%
Advanced Energy Industries, Inc.	2,359	256,942
Arlo Technologies, Inc.(a)	6,024	57,349
Badger Meter, Inc.	1,857	286,665
Benchmark Electronics, Inc.	2,247	62,107
CTS Corp.	1,977	86,474
ePlus, Inc.(a)	1,704	136,047
Fabrinet(a)	2,299	437,569
Insight Enterprises, Inc.(a)(b)	1,752	310,437
Itron, Inc.(a)	2,879	217,393
Knowles Corp.(a)	5,718	102,409
Methode Electronics, Inc.	2,295	52,165
OSI Systems, Inc.(a)	989	127,631
PC Connection, Inc.	721	48,459
Plexus Corp.(a)	1,739	188,038
Rogers Corp.(a)	1,060	139,994
Sanmina Corp.(a)	3,621	186,011

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.(a)	1,572	$ 62,267
TTM Technologies, Inc.(a)	6,478	102,417
		2,860,374
Energy Equipment & Services — 1.9%
Archrock, Inc.	8,691	133,841
Bristow Group, Inc.(a)	1,512	42,744
Core Laboratories, Inc.	2,978	52,592
Dril-Quip, Inc.(a)(b)	2,180	50,729
Helix Energy Solutions Group, Inc.(a)	8,982	92,335
Helmerich & Payne, Inc.	6,292	227,896
Liberty Energy, Inc., Class A	9,710	176,139
Nabors Industries Ltd.(a)	560	45,713
Oil States International, Inc.(a)	4,023	27,316
Patterson-UTI Energy, Inc.	20,334	219,607
ProPetro Holding Corp.(a)	5,421	45,428
RPC, Inc.	5,357	38,999
U.S. Silica Holdings, Inc.(a)	4,858	54,944
		1,208,283
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)	6,725	94,755
Madison Square Garden Sports Corp., Class A(a)	1,056	192,013
Marcus Corp. (The)	1,550	22,599
		309,367
Financial Services — 1.5%
EVERTEC, Inc.	4,164	170,474
Jackson Financial, Inc., Class A	125	6,400
Mr. Cooper Group, Inc.(a)	4,168	271,420
NMI Holdings, Inc., Class A(a)	5,131	152,288
Payoneer Global, Inc.(a)	12,275	63,953
Radian Group, Inc.	3,244	92,616
Walker & Dunlop, Inc.	2,117	235,008
		992,159
Food Products — 1.5%
B&G Foods, Inc.	5,011	52,616
Calavo Growers, Inc.	1,118	32,880
Cal-Maine Foods, Inc.	2,572	147,607
Fresh Del Monte Produce, Inc.	2,146	56,332
Hain Celestial Group, Inc. (The)(a)	5,649	61,857
J & J Snack Foods Corp.	977	163,296
John B Sanfilippo & Son, Inc.	572	58,939
Simply Good Foods Co. (The)(a)	5,736	227,146
Tootsie Roll Industries, Inc.	1,088	36,165
TreeHouse Foods, Inc.(a)	3,185	132,018
		968,856
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,370	144,713
Northwest Natural Holding Co.	2,333	90,847
		235,560
Ground Transportation — 0.5%
ArcBest Corp.	1,498	180,075
Heartland Express, Inc.	2,886	41,154
Marten Transport Ltd.	3,666	76,913
		298,142
Health Care Equipment & Supplies — 2.5%
Artivion, Inc.(a)	2,455	43,895
Avanos Medical, Inc.(a)	2,976	66,752
CONMED Corp.	1,946	213,106
Glaukos Corp.(a)	3,083	245,068
Integer Holdings Corp.(a)	2,109	208,960
Security	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	1,259	$ 71,461
Merit Medical Systems, Inc.(a)	3,655	277,634
Omnicell, Inc.(a)	2,880	108,374
OraSure Technologies, Inc.(a)	4,627	37,941
STAAR Surgical Co.(a)	3,094	96,564
Tandem Diabetes Care, Inc.(a)	4,119	121,840
UFP Technologies, Inc.(a)(b)	445	76,558
Varex Imaging Corp.(a)(b)	2,583	52,951
		1,621,104
Health Care Providers & Services — 3.2%
AdaptHealth Corp.(a)	5,153	37,565
Addus HomeCare Corp.(a)	1,028	95,450
Agiliti, Inc.(a)	2,208	17,487
AMN Healthcare Services, Inc.(a)	2,391	179,038
Apollo Medical Holdings, Inc.(a)	2,633	100,844
CorVel Corp.(a)	574	141,899
Cross Country Healthcare, Inc.(a)	2,109	47,748
Ensign Group, Inc. (The)	3,573	400,926
Fulgent Genetics, Inc.(a)	1,269	36,687
ModivCare, Inc.(a)	777	34,180
NeoGenomics, Inc.(a)	8,066	130,508
Owens & Minor, Inc.(a)	4,850	93,460
Pediatrix Medical Group, Inc.(a)	5,283	49,132
Premier, Inc., Class A	7,574	169,355
Privia Health Group, Inc.(a)	6,500	149,695
RadNet, Inc.(a)	3,824	132,960
Select Medical Holdings Corp.	6,654	156,369
U.S. Physical Therapy, Inc.	951	88,576
		2,061,879
Health Care REITs — 0.5%
CareTrust REIT, Inc.	7,538	168,701
Community Healthcare Trust, Inc.	1,597	42,544
LTC Properties, Inc.	2,628	84,411
Universal Health Realty Income Trust	801	34,643
		330,299
Health Care Technology — 0.6%
Certara, Inc.(a)	6,779	119,243
HealthStream, Inc.	1,506	40,707
Schrodinger, Inc.(a)	3,462	123,940
Simulations Plus, Inc.	1,018	45,555
Veradigm, Inc.(a)(b)	6,941	72,811
		402,256
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	13,466	223,670
Chatham Lodging Trust	3,135	33,607
DiamondRock Hospitality Co.	13,266	124,568
Pebblebrook Hotel Trust	7,627	121,879
Service Properties Trust	10,438	89,141
Summit Hotel Properties, Inc.	6,570	44,150
Sunstone Hotel Investors, Inc.	13,001	139,501
Xenia Hotels & Resorts, Inc.	6,677	90,941
		867,457
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)	1,481	53,331
Bloomin’ Brands, Inc.	5,494	154,656
Brinker International, Inc.(a)	2,797	120,774
Cheesecake Factory, Inc. (The)	2,959	103,595
Chuy’s Holdings, Inc.(a)	1,093	41,785
Cracker Barrel Old Country Store, Inc.	1,404	108,220
Dave & Buster’s Entertainment, Inc.(a)	2,175	117,124

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc.	992	$ 49,253
Golden Entertainment, Inc.	1,367	54,584
Jack in the Box, Inc.	1,274	103,997
Monarch Casino & Resort, Inc.	850	58,777
Papa John’s International, Inc.	2,073	158,025
Sabre Corp.(a)	24,037	105,763
Shake Shack, Inc., Class A(a)	2,372	175,813
Six Flags Entertainment Corp.(a)	4,550	114,114
		1,519,811
Household Durables — 3.9%
Cavco Industries, Inc.(a)	490	169,844
Century Communities, Inc.	1,789	163,049
Ethan Allen Interiors, Inc.	1,439	45,933
Green Brick Partners, Inc.(a)	1,613	83,779
Installed Building Products, Inc.	1,493	272,950
iRobot Corp.(a)	1,772	68,576
La-Z-Boy, Inc.	2,729	100,755
LGI Homes, Inc.(a)	1,297	172,709
M/I Homes, Inc.(a)	1,763	242,836
MDC Holdings, Inc.	3,780	208,845
Meritage Homes Corp.	2,327	405,363
Newell Brands, Inc.	24,116	209,327
Sonos, Inc.(a)	8,117	139,125
Tri Pointe Homes, Inc.(a)	6,142	217,427
		2,500,518
Household Products — 0.7%
Central Garden & Pet Co.(a)	613	30,717
Central Garden & Pet Co., Class A, NVS(a)	2,596	114,328
Energizer Holdings, Inc.	4,207	133,278
WD-40 Co.	858	205,122
		483,445
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	1,766	178,048
LXP Industrial Trust	18,519	183,709
		361,757
Insurance — 2.4%
Ambac Financial Group, Inc.(a)	2,846	46,902
American Equity Investment Life Holding Co.(a)	3,951	220,466
AMERISAFE, Inc.	1,222	57,165
Assured Guaranty Ltd.	3,440	257,415
Employers Holdings, Inc.	1,465	57,721
Genworth Financial, Inc., Class A(a)	25,173	168,156
Goosehead Insurance, Inc., Class A(a)	1,548	117,338
HCI Group, Inc.	379	33,125
Horace Mann Educators Corp.	2,200	71,940
Mercury General Corp.	1,690	63,054
Palomar Holdings, Inc.(a)	1,569	87,079
ProAssurance Corp.	2,810	38,750
Safety Insurance Group, Inc.	904	68,695
SiriusPoint Ltd.(a)	5,753	66,735
Stewart Information Services Corp.	1,573	92,414
Trupanion, Inc.(a)	2,271	69,288
United Fire Group, Inc.	1,336	26,880
		1,543,123
Interactive Media & Services — 1.0%
Cargurus, Inc., Class A(a)	5,423	131,020
Cars.com, Inc.(a)	3,911	74,192
QuinStreet, Inc.(a)	3,265	41,857
Shutterstock, Inc.	1,521	73,434
Security	Shares	Value
Interactive Media & Services (continued)
TripAdvisor, Inc.(a)	6,842	$ 147,308
Yelp, Inc.(a)	4,333	205,124
		672,935
IT Services — 0.7%
DXC Technology Co.(a)	12,255	280,272
Perficient, Inc.(a)	2,200	144,804
		425,076
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	2,190	35,587
Cytek Biosciences, Inc.(a)	6,298	57,438
Mesa Laboratories, Inc.	322	33,736
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		126,761
Machinery — 4.9%
3D Systems Corp.(a)	8,499	53,969
Alamo Group, Inc.	654	137,464
Albany International Corp., Class A	1,974	193,886
Astec Industries, Inc.	1,450	53,940
Barnes Group, Inc.	3,211	104,775
Enerpac Tool Group Corp., Class A	3,443	107,043
Enpro, Inc.	1,323	207,367
ESCO Technologies, Inc.	1,632	190,993
Federal Signal Corp.	3,856	295,909
Franklin Electric Co., Inc.	2,510	242,592
Greenbrier Cos., Inc. (The)	1,973	87,167
Hillenbrand, Inc.	4,424	211,688
John Bean Technologies Corp.	2,015	200,392
Kennametal, Inc.	5,037	129,904
Lindsay Corp.	698	90,154
Proto Labs, Inc.(a)	1,624	63,271
SPX Technologies, Inc.(a)	2,889	291,818
Standex International Corp.	753	119,260
Tennant Co.	1,183	109,652
Titan International, Inc.(a)	3,186	47,408
Trinity Industries, Inc.	5,181	137,763
Wabash National Corp.	2,927	74,990
		3,151,405
Marine Transportation — 0.4%
Matson, Inc.	2,211	242,326
Media — 0.5%
AMC Networks, Inc., Class A(a)	1,919	36,058
EW Scripps Co. (The), Class A, NVS(a)	3,707	29,619
John Wiley & Sons, Inc., Class A	2,696	85,571
Scholastic Corp., NVS	1,736	65,447
TechTarget, Inc.(a)	1,644	57,310
Thryv Holdings, Inc.(a)(b)	1,948	39,642
		313,647
Metals & Mining — 1.7%
ATI, Inc.(a)(b)	8,073	367,079
Carpenter Technology Corp.	3,120	220,896
Century Aluminum Co.(a)(b)	3,258	39,552
Compass Minerals International, Inc.	2,149	54,413
Haynes International, Inc.	802	45,754
Kaiser Aluminum Corp.	1,017	72,400
Materion Corp.	1,306	169,950
Olympic Steel, Inc.	617	41,154
SunCoke Energy, Inc.	5,333	57,277
TimkenSteel Corp.(a)(b)	2,445	57,335
		1,125,810

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Apollo Commercial Real Estate Finance, Inc.	8,242	$ 96,761
Arbor Realty Trust, Inc.(b)	9,722	147,580
ARMOUR Residential REIT, Inc.	3,085	59,602
Blackstone Mortgage Trust, Inc., Class A	10,904	231,928
Ellington Financial, Inc.	4,794	60,932
Franklin BSP Realty Trust, Inc.	5,215	70,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,035	194,025
KKR Real Estate Finance Trust, Inc.	3,714	49,136
New York Mortgage Trust, Inc.	5,710	48,706
PennyMac Mortgage Investment Trust	5,505	82,300
Ready Capital Corp.	10,032	102,828
Redwood Trust, Inc.	7,555	55,983
Two Harbors Investment Corp.	6,101	84,987
		1,285,223
Multi-Utilities — 0.1%
Unitil Corp.	1,027	53,989
Office REITs — 1.1%
Brandywine Realty Trust	10,511	56,759
Douglas Emmett, Inc.	8,847	128,282
Easterly Government Properties, Inc.	5,994	80,559
Highwoods Properties, Inc.	6,689	153,580
Hudson Pacific Properties, Inc.	7,752	72,171
JBG SMITH Properties	5,321	90,510
SL Green Realty Corp.	3,523	159,134
		740,995
Oil, Gas & Consumable Fuels — 0.7%
CVR Energy, Inc.	1,857	56,267
Dorian LPG Ltd.	2,163	94,891
Green Plains, Inc.(a)	2,434	61,385
Par Pacific Holdings, Inc.(a)	3,523	128,132
REX American Resources Corp.(a)	959	45,361
World Kinect Corp.	3,790	86,336
		472,372
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	1,043	37,673
Mercer International, Inc.	2,765	26,212
Sylvamo Corp.	2,237	109,859
		173,744
Passenger Airlines — 0.6%
Allegiant Travel Co.	958	79,140
JetBlue Airways Corp.(a)	20,368	113,043
SkyWest, Inc.(a)	2,591	135,250
Sun Country Airlines Holdings, Inc.(a)	2,494	39,231
		366,664
Personal Care Products — 1.4%
Edgewell Personal Care Co.	3,217	117,839
elf Beauty, Inc.(a)	3,493	504,180
Inter Parfums, Inc.	1,133	163,163
Medifast, Inc.	686	46,113
Nu Skin Enterprises, Inc., Class A	3,143	61,037
USANA Health Sciences, Inc.(a)	699	37,466
		929,798
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(a)	2,365	146,275
ANI Pharmaceuticals, Inc.(a)	961	52,990
Collegium Pharmaceutical, Inc.(a)	1,992	61,314
Corcept Therapeutics, Inc.(a)(b)	5,711	185,493
Harmony Biosciences Holdings, Inc.(a)	2,085	67,345
Security	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.(a)	3,591	$ 57,600
Ligand Pharmaceuticals, Inc.(a)	1,041	74,348
Organon & Co.	16,175	233,243
Pacira BioSciences, Inc.(a)	2,943	99,297
Phibro Animal Health Corp., Class A	1,281	14,834
Prestige Consumer Healthcare, Inc.(a)	3,140	192,231
Supernus Pharmaceuticals, Inc.(a)	3,440	99,554
		1,284,524
Professional Services — 1.2%
CSG Systems International, Inc.	1,735	92,319
Forrester Research, Inc.(a)	727	19,491
Heidrick & Struggles International, Inc.	1,267	37,414
Kelly Services, Inc., Class A, NVS	2,042	44,148
Korn Ferry	3,336	197,991
NV5 Global, Inc.(a)	807	89,674
Resources Connection, Inc.	2,016	28,567
TrueBlue, Inc.(a)	1,961	30,082
TTEC Holdings, Inc.	1,194	25,874
Verra Mobility Corp., Class A(a)	10,525	242,391
		807,951
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)	7,029	57,005
Cushman & Wakefield PLC(a)	7,384	79,747
eXp World Holdings, Inc.	4,974	77,196
Kennedy-Wilson Holdings, Inc.	7,610	94,212
Marcus & Millichap, Inc.	1,545	67,486
St. Joe Co. (The)	2,275	136,910
		512,556
Residential REITs — 0.4%
Centerspace	948	55,173
Elme Communities	5,367	78,358
NexPoint Residential Trust, Inc.	1,439	49,545
Veris Residential, Inc.	5,093	80,113
		263,189
Retail REITs — 1.6%
Acadia Realty Trust	6,003	101,991
Getty Realty Corp.	3,020	88,244
Macerich Co. (The)	13,634	210,373
Retail Opportunity Investments Corp.	7,934	111,314
Saul Centers, Inc.	830	32,594
SITE Centers Corp.	11,392	155,273
Tanger, Inc.	6,667	184,809
Urban Edge Properties	7,445	136,244
Whitestone REIT	3,018	37,091
		1,057,933
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.(a)	1,417	36,927
Axcelis Technologies, Inc.(a)	2,072	268,718
CEVA, Inc.(a)	1,484	33,702
Cohu, Inc.(a)	3,009	106,488
Diodes, Inc.(a)	2,907	234,072
FormFactor, Inc.(a)	4,926	205,463
Ichor Holdings Ltd.(a)	1,850	62,215
Kulicke & Soffa Industries, Inc.	3,574	195,569
MaxLinear, Inc.(a)	4,700	111,719
PDF Solutions, Inc.(a)	1,947	62,577
Photronics, Inc.(a)	3,958	124,162
Semtech Corp.(a)	4,070	89,174
SiTime Corp.(a)	1,094	133,556
SMART Global Holdings, Inc.(a)	3,269	61,882

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)(b)	2,842	$ 97,026
Veeco Instruments, Inc.(a)	3,569	110,746
		1,933,996
Software — 3.3%
A10 Networks, Inc.	4,436	58,422
ACI Worldwide, Inc.(a)	6,880	210,528
Adeia, Inc.	6,799	84,240
Agilysys, Inc.(a)	1,286	109,079
Alarm.com Holdings, Inc.(a)	3,164	204,458
Cerence, Inc.(a)	2,572	50,566
Consensus Cloud Solutions, Inc.(a)	1,122	29,408
Digital Turbine, Inc.(a)	5,741	39,383
DoubleVerify Holdings, Inc.(a)	8,821	324,436
InterDigital, Inc.	1,627	176,595
LiveRamp Holdings, Inc.(a)	4,146	157,050
N-able, Inc.(a)	4,426	58,644
Progress Software Corp.	2,757	149,705
SPS Commerce, Inc.(a)	2,322	450,096
Xperi, Inc.(a)	2,736	30,151
		2,132,761
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.	5,732	145,020
Outfront Media, Inc.	9,192	128,320
Safehold, Inc.(a)	2,846	66,596
Uniti Group, Inc.	15,137	87,492
		427,428
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A(a)	3,187	281,157
Advance Auto Parts, Inc.	3,763	229,656
American Eagle Outfitters, Inc.	11,748	248,588
America’s Car-Mart, Inc.(a)	366	27,732
Asbury Automotive Group, Inc.(a)	1,302	292,911
Boot Barn Holdings, Inc.(a)	1,916	147,072
Buckle, Inc. (The)	1,888	89,718
Caleres, Inc.	2,124	65,271
Chico’s FAS, Inc.(a)	7,859	59,571
Designer Brands, Inc., Class A	2,761	24,435
Foot Locker, Inc.	5,184	161,482
Group 1 Automotive, Inc.	875	266,647
Guess?, Inc.	1,721	39,686
Haverty Furniture Cos., Inc.	840	29,820
Hibbett, Inc.	789	56,824
Leslie’s, Inc.(a)	11,676	80,681
MarineMax, Inc.(a)	1,255	48,819
Monro, Inc.	2,002	58,739
National Vision Holdings, Inc.(a)	4,957	103,750
ODP Corp. (The)(a)(b)	2,107	118,624
Sally Beauty Holdings, Inc.(a)	6,834	90,755
Shoe Carnival, Inc.	1,137	34,349
Signet Jewelers Ltd.	2,840	304,618
Sonic Automotive, Inc., Class A	948	53,287
Upbound Group, Inc.	2,822	95,863
Urban Outfitters, Inc.(a)	3,582	127,842
Victoria’s Secret & Co.(a)	4,890	129,781
		3,267,678
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.(a)	2,723	$ 38,394
Xerox Holdings Corp.	7,155	131,151
		169,545
Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.(a)(b)	2,581	87,702
Hanesbrands, Inc.(a)	22,184	98,941
Kontoor Brands, Inc.	3,165	197,559
Movado Group, Inc.	986	29,728
Oxford Industries, Inc.	929	92,900
Steven Madden Ltd.	4,438	186,396
Wolverine World Wide, Inc.	5,008	44,521
		737,747
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	2,453	423,609
Boise Cascade Co.	2,505	324,047
DXP Enterprises, Inc.(a)	835	28,139
GMS, Inc.(a)	2,569	211,763
NOW, Inc.(a)	6,751	76,421
		1,063,979
Water Utilities — 0.9%
American States Water Co.	2,340	188,183
California Water Service Group	3,652	189,429
Middlesex Water Co.	1,131	74,216
SJW Group	1,840	120,244
		572,072
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,894	39,446
Telephone & Data Systems, Inc.	6,242	114,541
		153,987
Total Long-Term Investments — 96.8% (Cost: $57,881,097)		62,874,486
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	1,701,339	1,702,530
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	1,557,309	1,557,309
Total Short-Term Securities — 5.0% (Cost: $3,258,870)		3,259,839
Total Investments — 101.8% (Cost: $61,139,967)		66,134,325
Liabilities in Excess of Other Assets — (1.8)%		(1,158,388)
Net Assets — 100.0%		$ 64,975,937
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 718,829	$ 982,785(a)	$ —	$ 240	$ 676	$ 1,702,530	1,701,339	$ 4,769(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,812,611	—	(255,302)(a)	—	—	1,557,309	1,557,309	45,390	—
				$ 240	$ 676	$ 3,259,839		$ 50,159	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	15	03/15/24	$ 154	$ 4,254
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 311,043	$ 5,110(c)	$ 316,411	0.5%
	Monthly	HSBC Bank PLC(d)	02/10/28	380,804	24,653(e)	406,771	0.6
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	914,266	7,912(g)	924,072	1.4
					$ 37,675	$ 1,647,254
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(258) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,315) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,894) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	75 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Bank of Hawaii Corp.	216	$ 15,651	4.9%
BankUnited, Inc.	343	11,124	3.5
Central Pacific Financial Corp.	11	216	0.1
City Holding Co.	70	7,718	2.4
CVB Financial Corp.	168	3,392	1.1
Fulton Financial Corp.	816	13,431	4.2
Hanmi Financial Corp.	254	4,928	1.5
Independent Bank Corp.	86	5,660	1.8
Northwest Bancshares, Inc.	51	636	0.2
Provident Financial Services, Inc.	239	4,309	1.4
Simmons First National Corp., Class A	221	4,385	1.4
Westamerica BanCorp	4	226	0.1
WSFS Financial Corp.	204	9,370	3.0
		81,046
Commercial Services & Supplies
Pitney Bowes, Inc.	583	2,565	0.8
Consumer Finance
Bread Financial Holdings, Inc.	786	25,891	8.2
Insurance
Horace Mann Educators Corp.	73	2,387	0.8
Safety Insurance Group, Inc.	1	76	0.0
Stewart Information Services Corp.	98	5,757	1.8
		8,220
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	1,858	28,204	8.9
Ellington Financial, Inc.	50	636	0.2
		28,840
Office REITs
SL Green Realty Corp.	411	18,565	5.9
Software
Envestnet, Inc.	3,055	151,284	47.8
Total Reference Entity — Short		316,411
Net Value of Reference Entity — Goldman Sachs Bank USA		$316,411
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Ameris Bancorp	23	$ 1,220	0.3%
Atlantic Union Bankshares Corp.	26	950	0.2
Axos Financial, Inc.	16	874	0.2
Bancorp, Inc. (The)	17	656	0.2
Banner Corp.	12	643	0.2
Berkshire Hills Bancorp, Inc.	306	7,598	1.9
Brookline Bancorp, Inc.	58	633	0.1
Cathay General Bancorp	26	1,159	0.3
Community Bank System, Inc.	20	1,042	0.3
CVB Financial Corp.	48	969	0.2
Eagle Bancorp, Inc.	21	633	0.1
First BanCorp/Puerto Rico	62	1,020	0.2
First Bancorp/Southern Pines NC	17	629	0.1
First Commonwealth Financial Corp.	41	633	0.1
First Financial Bancorp	156	3,705	0.9
Heritage Financial Corp.	30	642	0.2
Independent Bank Corp.	140	9,213	2.3
Lakeland Financial Corp.	10	652	0.2
National Bank Holdings Corp., Class A	17	632	0.1
NBT Bancorp, Inc.	17	712	0.2
Northwest Bancshares, Inc.	603	7,525	1.8
OFG Bancorp	17	637	0.2
Pacific Premier Bancorp, Inc.	356	10,363	2.5
Pathward Financial, Inc.	12	635	0.2
Preferred Bank/Los Angeles CA	9	657	0.2
Provident Financial Services, Inc.	65	1,172	0.3
Renasant Corp.	20	674	0.2
S&T Bancorp, Inc.	19	635	0.2
Seacoast Banking Corp. of Florida	31	882	0.2
Trustmark Corp.	287	8,002	2.0
United Community Banks, Inc.	42	1,229	0.3
Veritex Holdings, Inc.	54	1,257	0.3
WaFd, Inc.	23	758	0.2
WSFS Financial Corp.	54	2,480	0.6
		71,121
Capital Markets
Artisan Partners Asset Management, Inc.	25	1,104	0.3
Moelis & Co., Class A	1,414	79,368	19.5
		80,472
Commercial Services & Supplies
Pitney Bowes, Inc.	4,082	17,961	4.4
Consumer Finance
Bread Financial Holdings, Inc.	19	626	0.1
Enova International, Inc.	12	664	0.2
Green Dot Corp., Class A	15	149	0.0
		1,439

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Financial Services
Payoneer Global, Inc.	121	$ 630	0.1%
Radian Group, Inc.	6,165	176,011	43.3
		176,641
Insurance
Employers Holdings, Inc.	123	4,846	1.2
Genworth Financial, Inc.	161	1,076	0.3
Horace Mann Educators Corp.	241	7,881	1.9
ProAssurance Corp.	303	4,178	1.0
Stewart Information Services Corp.	11	646	0.2
		18,627
Office REITs
Douglas Emmett, Inc.	1,277	18,517	4.5
JBG SMITH Properties	37	629	0.2
SL Green Realty Corp.	23	1,039	0.3
		20,185
Oil, Gas & Consumable Fuels
Green Plains, Inc.	755	19,041	4.7
Pharmaceuticals
Collegium Pharmaceutical, Inc.	21	646	0.2
Professional Services
CSG Systems International, Inc.	12	638	0.1
Total Reference Entity — Short		406,771
Net Value of Reference Entity — HSBC Bank PLC		$406,771
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Atlantic Union Bankshares Corp.	261	$ 9,537	1.0%
Axos Financial, Inc.	1	54	0.0
Bancorp, Inc. (The)	1	38	0.0
	Shares	Value	% of Basket Value
Banks (continued)
Banner Corp.	123	$ 6,588	0.7%
Cathay General Bancorp	4,413	196,687	21.3
Central Pacific Financial Corp.	1,101	21,668	2.3
Community Bank System, Inc.	242	12,611	1.4
First BanCorp/Puerto Rico	563	9,261	1.0
First Commonwealth Financial Corp.	172	2,656	0.3
Hope Bancorp, Inc.	280	3,382	0.4
National Bank Holdings Corp.	10	372	0.0
NBT Bancorp, Inc.	159	6,664	0.7
Pathward Financial, Inc.	46	2,435	0.3
Preferred Bank/Los Angeles CA	202	14,756	1.6
Renasant Corp.	200	6,736	0.7
S&T Bancorp, Inc.	71	2,373	0.3
Seacoast Banking Corp. of Florida	300	8,538	0.9
Simmons First National Corp.	460	9,126	1.0
United Community Banks, Inc./GA	430	12,582	1.4
Veritex Holdings, Inc.	199	4,631	0.5
WaFd, Inc.	347	11,437	1.2
		342,132
Consumer Finance
Bread Financial Holdings, Inc.	539	17,755	1.9
Green Dot Corp., Class A	1,865	18,463	2.0
		36,218
Financial Services
Jackson Financial, Inc.	4,222	216,167	23.4
Payoneer Global, Inc.	3,635	18,938	2.1
		235,105
Insurance
Genworth Financial, Inc.	2,372	15,845	1.7
Lincoln National Corp.	10,423	281,108	30.4
		296,953
Office REITs
Douglas Emmett, Inc.	119	1,726	0.2
JBG SMITH Properties	2	34	0.0
		1,760
Oil, Gas & Consumable Fuels
Green Plains, Inc.	472	11,904	1.3
Total Reference Entity — Short		924,072
Net Value of Reference Entity — JPMorgan Chase Bank NA		$924,072

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® ESG Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 62,874,486	$ —	$ —	$ 62,874,486
Short-Term Securities
Money Market Funds	3,259,839	—	—	3,259,839
	$ 66,134,325	$ —	$ —	$ 66,134,325
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,254	$ 37,675	$ —	$ 41,929
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust